McKinley Diversified Income Fund
McKinley Diversified Income Fund
Investment Objective
The McKinley Diversified Income Fund (the “Diversified Income Fund”) seeks substantial current income and long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees McKinley Diversified Income Fund	Institutional Shares	Investor Shares
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses McKinley Diversified Income Fund		Institutional Shares	Investor Shares
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses (including 0.15% shareholder servicing fee)		1.18%	1.18%
Acquired Fund Fees and Expenses		1.42%	1.42%
Total Annual Fund Operating Expenses		3.40%	3.65%
Fee Waiver and Expense Reimbursement		(0.78%)	(0.78%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1][2]	2.62%	2.87%
[1]	McKinley Capital Management, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expense in connection with investment activities, portfolio transaction expenses, AFFE and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for Institutional Shares and Investor Shares to 1.20% and 1.45%, respectively, of the Diversified Income Fund's average daily net assets (the "Expense Caps") through March 27, 2016. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Trust's Board of Trustees (the "Board") upon 60 days notice to the Adviser, or by the Adviser with the consent of the Board of Trustees. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.
[2]	The Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets after Fees waived provided in the Financial Highlights Section of the Fund's audited financial statements for the period ended November 30, 2014, which reflects the operating expenses of the Diversified Income Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are expenses incurred indirectly by the Diversified Income Fund through its ownership of shares in other investment companies, such as business development companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Diversified Income Fund's net asset value. They have no impact on the costs associated with Fund operations.

Example
The Example below is intended to help you compare the cost of investing in the Diversified Income Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Diversified Income Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% annual return each year and that the Diversified Income Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year only).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example McKinley Diversified Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	265	972	1,703	3,633
Investor Shares	290	1,046	1,822	3,856

Portfolio Turnover
The Diversified Income Fund pays transaction costs, such as commissions and dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Diversified Income Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, McKinley Capital Management, LLC (the “Adviser”) seeks to achieve the Diversified Income Fund’s investment objective by investing in income-producing securities.  Types of securities in which the Diversified Income Fund may invest include equity securities, such as common and preferred stock, real estate investment trusts (“REITs”) and up to 25% of the Fund’s net assets in Master Limited Partnerships (“MLPs”).

While the Diversified Income Fund invests primarily in equity securities that are traded in the United States, it may also invest up to 20% of its net assets in stocks of foreign companies, including emerging markets, which are U.S. dollar denominated and trade on a domestic national securities exchange (including American Depositary Receipts (“ADRs”).  The Diversified Income Fund’s investments in other investment companies include exchange-traded funds (“ETFs”) and closed-end funds that invest primarily in debt securities, including “junk” bonds that are rated below “BBB-”.  The Fund can invest in small, medium and large-cap companies, as it has no limitations on the size of the market capitalization of equity securities in which it invests.

Investment decisions are based on the construction and active management of a diversified, fundamentally sound portfolio of inefficiently priced securities with above-market dividend yields.  Using proprietary quantitative models, the Adviser systematically searches for securities with stable to rising dividends.  Once the quantitative process has identified candidates for possible inclusion in the portfolio, the Adviser’s qualitative analysis confirms that the expected dividends are both reasonable and sustainable.  When selecting appropriate securities for the Diversified Income Fund, the Adviser looks for securities with strong dividend characteristics.

The Adviser may sell a stock if the Adviser believes that the stock’s risk/reward characteristics have become less favorable, the company’s fundamentals have deteriorated so that the original investment thesis for holding the stock no longer holds, or if a better opportunity has been identified.  In order to respond to adverse market, economic, political or other conditions, the Diversified Income Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Diversified Income Fund.  The following are the principal risks that could affect the value of your investment:

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General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Foreign Securities Risk and Emerging Markets Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  These risks are enhanced in emerging markets.

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Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Debt Security Risk:  Debt securities are subject to the risk that their market value will decline because of rising interest rates.  The price of debt securities is generally linked to the prevailing market interest rates.  In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.

•
Closed-End Fund Risk: Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per (“NAV”) share.  There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares.  Closed-end funds have lower levels of daily volume when compared to open-end companies.  There are greater risks involved in investing in securities with limited market liquidity.  To the extent the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the closed-end fund.  Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in closed-end funds.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

•
ETF Trading Risk: To the extent the Fund invests in ETFs, it is subject to additional risks that do not apply to other mutual funds that do not invest in ETFs, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, and the risk that an ETF that seeks to track an index may not effectively track that index.  In addition, trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.  If the Fund invests in ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF.  Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in ETFs.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

•
Junk Bond Risk: To the extent that the Fund, directly or indirectly, invests in “junk” bonds rated below “BBB-,” there is the risk that such bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•
Master Limited Partnership Risk: Investing in MLPs entails risk related to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that provide the tax efficiencies that make MLPs attractive investment structures or tax incentives related to certain asset classes traditionally favored by MLPs.  Additional risks include fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in supply of or demand for MLPs in rising interest rate environments, and various other risks.

•
REIT and Real Estate Risk: The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

•
Sector Selection Risk.  The risk that the securities held by the Fund will underperform other funds investing in similar asset classes or comparable benchmarks because of the Adviser’s choice of securities or sectors for investment.

Performance Information
The following performance information provides some indication of the risks of investing in the Investor Class shares of the McKinley Diversified Income Fund.  The bar chart below illustrates the Diversified Income Fund’s returns for its first year of operations.  The bar chart below only illustrates the returns for the Fund’s Investor Class shares.  The returns for the Fund’s Institutional Class shares, both before and after tax returns, may be lower than the returns shown in the bar chart below for the Investor Class shares, depending on the fees and expenses of the Institutional Class shares.  The table on the next page illustrates how the Diversified Income Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  This comparison is provided to offer a broader market perspective.  The Diversified Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Diversified Income Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Diversified Income Fund’s website at www.mckinleycapitalfunds.com.

Calendar Year Total Return as of December 31, Investor Class

Highest Quarterly Return:	Q2, 2014	5.76%

Lowest Quarterly Return:	Q4, 2014	-5.60%

Average Annual Total Return as of December 31, 2014
Average Annual Returns McKinley Diversified Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Shares	Investor Class Shares Return Before Taxes	(1.00%)	3.92%	Mar. 27, 2013
Institutional Shares	Institutional Class Shares Return Before Taxes	(0.78%)	4.13%	Mar. 27, 2013
After Taxes on Distributions Investor Shares	Investor Class Shares Return After Taxes on Distributions	(2.86%)	1.87%
After Taxes on Distributions and Sale of Fund Shares Investor Shares	Investor Class Shares Return After Taxes on Distributions and Sale of Fund Shares	1.09%	2.95%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	19.35%	Mar. 27, 2013
Dow Jones Utility Average	Dow Jones Utility Average	30.65%	16.71%	Mar. 27, 2013

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund Shares.

After-tax returns in the table above are only illustrated for the Fund’s Investor Class shares.  After-tax returns for the Fund’s Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).